Six Circles Credit Opportunities Fund Average Annual Total Returns		12 Months Ended	15 Months Ended	60 Months Ended	64 Months Ended	67 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG GLOBAL-AGGREGATE TOTAL RETURN INDEX VALUE UNHEDGED USD(Reflects No Deduction for Fees, Expenses or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	2.18%	(2.15%)	(1.48%)	(0.55%)
BLOOMBERG U.S. INTERMEDIATE CORPORATE BOND INDEX(Reflects No Deduction for Fees, Expenses or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.95%		1.60%	1.82%
Six Circles Credit Opportunities Fund
Prospectus [Line Items]
Average Annual Return, Percent		9.33%		3.91%	4.42%
Performance Inception Date	Aug. 19, 2020
Six Circles Credit Opportunities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.29%		1.24%	1.83%
Six Circles Credit Opportunities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.45%		1.77%	2.21%